Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
SCHEDULE H, LINE 4i

	(b)	(c)	(d)	(e)
(a)	Identity of Issue	Description of Investment	Cost	Current Value
*	Corteva common stock	Common stock	**	$110,555,947

*	Plan interest in the Corteva Agriscience Defined Contribution Plan Master Trust	Master Trust	**	7,078,933,003

*	Participant-directed brokerage accounts	Brokerage account	**	113,362,614

*	Notes receivable from participants	4.25% - 9.50%	**	22,460,635
	Total Assets Held At End of Year			$7,325,312,199
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*	Party-in-interest
**	Cost not required for participant-directed investments